Pension plan obligations	12 Months Ended
Dec. 31, 2024
Pension Plan Obligations
Pension plan obligations

24	Pension plan obligations

The Company has Post-Employment Benefit Plans in the following modalities: Defined Benefit (BD) – G1 (i) and G0 (ii); and Defined Contribution (CD) – Sabesprev Mais (iii) and VIVEST (iv), whereby only the latter is open for new adhesions. See the reconciliation expenses with such plans in item (v).

Statements of defined benefit plans

Summary of pension plan obligations – Liabilities

	December 31, 2024			December 31, 2023
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Present value of the defined benefit obligations	(2,335,938)	(1,931,145)	(4,267,083)	(2,982,863)	(2,098,622)	(5,081,485)
Fair value of the plan’s assets	2,468,182	-	2,468,182	2,938,614	-	2,938,614
Asset ceiling (*)	(132,244)	-	(132,244)	-	-	-

Total pension plan obligations (deficit)	-	(1,931,145)	(1,931,145)	(44,249)	(2,098,622)	(2,142,871)

(*) The G1 Plan showed a surplus compared to the 2023 fiscal year, primarily due to the increase in the discount rate used to measure the actuarial liability, which went from 5.47% per year in 2023 to 7.40% per year in 2024. This percentage was defined based on the NTN-B bond rates in effect as of December 31, 2024. The increase in the discount rate resulted in a significant reduction in the present value of the obligations, which decisively contributed to the observed surplus.

According to IAs 19, specifically regarding the asset ceiling, the amount to be recognized in the statement of financial position cannot exceed the present value of any future economic benefits available to the Company, either through cash reimbursement or reduction of future contributions. It is noted that, according to the contractual provisions of the plan and the current legislation, there is no expectation of reimbursement within reasonable timeframes or reduction of required contributions, meaning the surplus cannot be immediately recognized as an asset.

Therefore, the asset ceiling rule results in the limitation of the surplus amount that can be recognized, which, in the absence of verifiable future economic benefits, must be reduced to zero, ensuring that assets whose future realization is not supported by objective evidence are not recognized.

Changes in Liabilities

	December 31, 2024			December 31, 2023
	G1 Plan	G0	Total	G1 Plan	G0	Total
Plan’s liabilities
Defined benefit obligation, beginning of the year	(2,982,863)	(2,098,622)	(5,081,485)	(2,715,388)	(2,002,075)	(4,717,463)
Current service cost	(35,951)	-	(35,951)	(41,440)	-	(41,440)
Interest costs	(274,718)	(189,274)	(463,992)	(307,777)	(225,220)	(532,997)
Actuarial (gains)/losses recorded as other comprehensive income	716,927	135,201	852,128	(120,934)	(85,372)	(206,306)
Benefits paid	240,667	221,550	462,217	202,676	214,045	416,721
Defined benefit obligation, end of the year	(2,335,938)	(1,931,145)	(4,267,083)	(2,982,863)	(2,098,622)	(5,081,485)

Plan’s assets
Fair value of the plan’s assets, beginning of the year	2,938,614	-	2,938,614	2,567,272	-	2,567,272
Expected return of the plan’s assets	274,265	-	274,265	294,788	-	294,788
Company’s contributions	39,676	-	39,676	40,898	-	40,898
Participants’ contributions	30,180	-	30,180	35,443	-	35,443
Benefits paid	(240,667)	-	(240,667)	(202,676)	-	(202,676)
Actuarial gains/(losses) recorded as other comprehensive income	(573,886)	-	(573,886)	202,889	-	202,889
Fair value of the plan’s assets, end of the year	2,468,182	-	2,468,182	2,938,614	-	2,938,614
Asset ceiling	(132,244)	-	(132,244)

Total pension plan obligations (deficit)	-	(1,931,145)	(1,931,145)	(44,249)	(2,098,622)	(2,142,871)

Changes in equity - Other comprehensive income

Pursuant to IAS 19, the Company recognized gains/(losses), from changes in actuarial assumptions under equity, such as equity valuation adjustments, as shown below:

	December 31, 2024			December 31, 2023			December 31, 2022
	G1 Plan	G0	Total	G1 Plan	G0	Total	G1 Plan	G0	Total

Actuarial gains/(losses) on the obligations	692,430	135,201	827,631	(120,934)	(85,372)	(206,306)	126,626	161,766	288,392
Actuarial gains/(losses) on financial assets	(549,389)	-	(549,389)	202,889	-	202,889	(172,833)	-	(172,833)
Asset ceiling	(132,244)	-	(132,244)	-	-	-	-	-	-
Total gains/(losses)	10,797	135,201	145,998	81,955	(85,372)	(3,417)	(46,207)	161,766	115,559
Deferred income tax and social contribution	(3,671)	-	(3,671)	(27,864)	-	(27,864)	15,710	-	15,710
Equity valuation adjustments	7,126	135,201	142,327	54,091	(85,372)	(31,281)	(30,497)	161,766	131,269

The amounts recognized in the year are as follows:

	December 31, 2024			December 31, 2023			December 31, 2022
	G1 Plan	G0	Total	G1 Plan	G0	Total	G1 Plan	G0	Total
Cost of service, net	5,779	-	5,779	5,997	-	5,997	1,020	-	1,020
Interest costs	274,718	189,274	463,992	307,777	225,220	532,997	231,745	176,953	408,698
Expected return of the plan’s assets	(274,265)	-	(274,265)	(294,788)	-	(294,788)	(221,079)	-	(221,079)
Amount received from the São Paulo State (undisputed)	-	(119,506)	(119,506)	-	(112,824)	(112,824)	-	(98,174)	(98,174)
Total expenses	6,252	69,768	76,020	18,986	112,396	131,382	11,686	78,779	90,465

Maturity profile of the obligations:

	December 31, 2024
	G1 Plan	G0
Payment of benefits expected in 2025	242,375	202,302
Payment of benefits expected in 2026	183,508	183,508
Payment of benefits expected in 2027	170,984	170,985
Payment of benefits expected in 2028	158,676	158,676
Payment of benefits expected in 2029 or susbsequent years	1,580,395	1,215,674
Total	2,335,938	1,931,145
Duration	11.27 years	9.66 years

Actuarial assumptions used:

	December 31, 2024		December 31, 2023		December 31, 2022
	G1 Plan	G0	G1 Plan	G0	G1 Plan	G0
Discount rate – actual rate (NTN-B)	7.40% p.a.	7.37% p.a.	5.47% p.a.	5.37% p.a.	6.19% p.a.	6.15% p.a.
Inflation rate	4.96% p.a.	4.96% p.a.	3.90% p.a.	3.90% p.a.	5.31% p.a.	5.31% p.a.
Nominal wage growth rate	7.06% p.a.	7.06% p.a.	5.98% p.a.	5.98% p.a.	7.42% p.a.	7.42% p.a.
Mortality table	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000

Sensitivity analysis

Sensitivity analysis of the defined benefit pension plan as of December 31, 2024 regarding the changes in the main assumptions are:

Impact on the present value of the defined benefit obligations
Assumption	Change in the assumption	G1 Plan	G0
Discount rate	Increase of 1.0%	Decrease of R$ 243,450	Decrease of R$ 222,419
	Decrease of 1.0%	Increase of R$ 291,137	Increase of R$ 217,030
Life expectation	Increase of 1 year	Increase of R$ 51,425	Increase of R$ 78,548
	Decrease of 1 year	Decrease of R$ 50,329	Decrease of R$ 74,038
Wage growth rate	Increase of 1.0%	Increase of R$ 20,084	Increase of R$ 131,202
	Decrease of 1.0%	Decrease of R$ 21,043	Decrease of R$ 124,063

(i)	G1 Plan

Managed by Sabesprev, this defined benefit plan (“G1 Plan”), receives similar contributions established in a plan of subsidy of actuarial study of Sabesprev, as follows:

•	0.99% of the portion of the salary of participation up to 20 salaries; and
•	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.

The active participants as of December 31, 2024 totaled 1,895 (2,715 as of December 31, 2023), while inactive participants were 8,907 (8,171 as of December 31, 2023).

The contributions of the Company and participants of the G1 Plan in 2024 were R$ 39,676 (R$ 40,898 in 2023) and R$ 5,683 (R$ 35,443 in 2023), respectively. Of this amount, the Company and the participants made payments referring to the actuarial deficit in the amounts of R$ 34,258 and R$ 224, respectively, in 2024 (R$ 32,810 and R$ 27,147, respectively, in 2023).

Estimated expenses for the coming year

2025
Cost of services, net	3,705
Interest costs	282,334
Net profitability on financial assets	(302,162)
Interest on the maximum limit of recognition	16,830
Expenditures to be recognized by the Company	707

Plan’s assets

The investment policies and strategies of the plan are aimed at obtaining consistent returns and reducing the risks associated with the use of financial assets available in the Capital Markets through diversification, considering factors, such as liquidity needs and the long-term nature of the plan’s liability, types and availability of financial instruments in the local and international markets, general economic conditions and forecasts as well as requirements of the legislation. The allocation of the plan’s assets and its management strategies are determined with the support of reports and analyses prepared by SABESPREV and independent financial advisors.

	December 31, 2024%		December 31, 2023%
Total fixed income	2,279,323	92.3	2,714,823	92.4
Total equities	13,886	0.6	15,715	0.5
Total structured investments	121,820	4.9	153,333	5.2
Other	53,153	2.2	54,743	1.9
Fair value of the plan’s assets	2,468,182	100	2,938,614	100

Restrictions with respect to asset portfolio investments, in the case of federal government securities:

i) instruments securitized by the National Treasury;

ii) derivative instruments should be used for hedging only.

The restrictions on portfolio investments in the case of equities for internal management are as follows:

i) day-trade transactions;

ii) sale of uncovered share;

iii) unsecured swap transactions; and

iv) leverage, derivative transactions that represent leverage of the asset or short selling will not be allowed, such transactions cannot result in losses higher than the amounts invested.

As of December 31, 2024, SABESPREV had not have financial assets issued by the Company in its own portfolio; however, such assets could be in the portfolio of investment funds invested by the Foundation. The Properties held in the portfolio are not used by the Company.

On December 21, 2022, SABESP and SABESPREV, mutually agreed to execute an Admission of Debt Instrument, where SABESP recognizes as legitimate, valid, net, certain, and enforceable the debt related to its share of responsibility in the balancing of the deficit of SABESPREV’s Basic Benefits Plan (G1 Plan), collateralizing the Contract for Revenue Binding and Assignment of Credit Transfer, executed between the parties on February 9, 2023.

(ii) G0

According to State Law 4,819/1958, employees who started providing services before May 1974 acquired a legal right to receive supplemental pension payments, which rights are referred to as "G0 Plan". The Company pays supplemental retirement and pension amounts on behalf of the São Paulo State and seeks reimbursements of such amounts, which are recorded in the “Accounts receivable from related parties” line, limited to the amounts considered virtually certain to be reimbursed by the São Paulo State.

As of December 31, 2024, there were no active participants, and the total number of inactive participants was 1,853 (6 and 1,808, respectively, as of December 31, 2023).

Estimated expenses for the coming year

2025

Interest costs	233,290
Expenses to be recognized	233,290

(iii) Sabesprev Mais Plan

As of December 31, 2024, this Defined Contribution Plan managed by SABESPREV had 8,762 active and assisted participants (9,277 as of December 31, 2023).

The sponsor’s contributions correspond to the result obtained by applying a percentage of 100% to the basic contribution made by the participant.

(iv) VIVEST Plan

Administered by VIVEST, the sponsor's contributions correspond to the result obtained by applying a percentage of 100% to the basic contribution made by the participant.

As of December 31, 2024, there were 82 participants (68 participants as of December 31, 2023).

(v) Reconciliation of expenditures with pension plan obligations

	December 31, 2024	December 31, 2023	December 31, 2022

G1 Plan (i)	6,252	18,986	11,686
G0 (ii)	69,768	112,396	78,779
Sabesprev Mais Plan (iii)	26,198	27,403	25,371
VIVEST Plan (iv)	970	520	326
Subtotal	103,188	159,305	116,162
Capitalized	(7,884)	(3,303)	(3,359)
Other	10,653	6,603	5,684
Pension plan obligations (Note 31)	105,957	162,605	118,487